Fee Income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of fee income

For the years ended December 31,	2023	2022
		(restated, see Note 2)
Fee income from service contracts:
Distribution fees	$973	$873
Fund management and other asset-based fees	5,595	5,557
Administrative service and other fees	1,264	1,017
Total fee income	$7,832	$7,447